Capital Requirements (Details) (USD $)	0 Months Ended	12 Months Ended		48 Months Ended	0 Months Ended
	Nov. 28, 2012	Dec. 31, 2014	Dec. 31, 2012	Nov. 28, 2012	Feb. 20, 2015
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000
Series A cumulative perpetual preferred shares, issued		216,000
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000
Warrants to purchase entity's common stock (in shares)		1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43
Warrants, term		10 years
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Senior Preferred Stock held by Treasury repurchased (in shares)	216,000
Redemption of senior preferred shares			216,000,000
Preferred stock dividends to the U.S. Treasury			10,260,000	41,520,139
Dividend payable by subsidiaries, maximum		$ 702,750,000
Subsequent Event
Warrants, exercise price (in dollars per share)					$ 24.43
Cash dividends (as a percent)					33.00%